Supplement to the

Fidelity® Aggressive Growth Fund,
Fidelity Convertible Securities Fund,
Fidelity Equity-Income II Fund,
Fidelity Growth Company Fund,
Fidelity Independence Fund, and
Fidelity New Millennium Fund®

Funds of Fidelity Financial Trust and Fidelity Mt. Vernon Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2006

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The funds' management fees are not impacted by these arrangements.

The following information replaces similar information found in the "Management Contracts" section beginning on page 39.

John Roth is the portfolio manager of New Millennium and receives compensation for his services. As of July 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to three years for the comparison to a Morningstar peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of the fund is based on the fund's pre-tax investment performance measured against the S&P 500 Index, and the fund's pre-tax investment performance within the Morningstar Mid Cap Growth, Mid Cap Blend, Mid Cap Value, Large Cap Growth, Large Cap Blend and Large Cap Value Categories. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

FFVSB-06-02 September 15, 2006
1.800200.106

The following table provides information relating to other accounts managed by Mr. Roth as of July 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 2,597	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,518	none	none

* Includes New Millennium ($2,518 (in millions) assets managed with performance based advisory fees).

As of July 31, 2006, the dollar range of shares of New Millennium beneficially owned by Mr. Roth was none.

Supplement to the

Fidelity® Strategic Dividend & Income® Fund

A Fund of Fidelity Financial Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2006

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The fund's management fee is not impacted by these arrangements.

The following information replaces the information for Brian Hogan in the Management Contract section beginning on page 26.

Scott Offen is a co-manager of the fund and manages the equity asset class of the fund. As of July 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Mr. Offen's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The co-manager's bonus is based on several components. The primary components of the co-manager's bonus are based on the pre-tax investment performance of the co-manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the co-manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over his tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to three years for the comparison to a Morningstar peer group, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the co-manager's bonus is based on the co-manager's overall contribution to management of FMR. The portion of the co-manager's bonus that is linked to the investment performance of the fund is based on the pre-tax investment performance of the fund's assets allocated to the equity asset class measured against the Russell 1000 Value Index, within the Lipper Large Cap Value Classification and within the Morningstar Large Cap Value Category. The co-manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

SDIB-06-02 September 15, 2006
1.796004.106

The following table provides information relating to other accounts managed by Mr. Offen as of July 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 728	$ 664	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 728	none	none

* Includes Strategic Dividend & Income ($664 (in millions) assets managed).

As of July 31, 2006, the dollar range of shares of the fund beneficially owned by Mr. Offen was none.

Supplement to the

Fidelity Advisor Strategic Dividend & Income Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® Strategic Dividend and Income® Fund

A Fund of Fidelity Financial Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2006

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The fund's management fee is not impacted by these arrangements.

The following information replaces the information for Brian Hogan in the Management Contract section beginning on page 26.

Scott Offen is a co-manager of the fund and manages the equity asset class of the fund. As of July 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Mr. Offen's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The co-manager's bonus is based on several components. The primary components of the co-manager's bonus are based on the pre-tax investment performance of the co-manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the co-manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over his tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to three years for the comparison to a Morningstar peer group, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the co-manager's bonus is based on the co-manager's overall contribution to management of FMR. The portion of the co-manager's bonus that is linked to the investment performance of the fund is based on the pre-tax investment performance of the fund's assets allocated to the equity asset class measured against the Russell 1000 Value Index, within the Lipper Large Cap Value Classification and within the Morningstar Large Cap Value Category. The co-manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

ASDI/ASDIIB-06-02 September 15, 2006
1.795998.104

The following table provides information relating to other accounts managed by Mr. Offen as of July 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 728	$ 664	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 728	none	none

* Includes Strategic Dividend & Income ($664 (in millions) assets managed).

As of July 31, 2006, the dollar range of shares of the fund beneficially owned by Mr. Offen was none.